Financial Instruments - Schedule of Financial Assets (Liabilities) Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Derivatives instruments [Member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Derivatives instruments [Member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	158	197	542
Derivatives instruments [Member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration [Member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration
Contingent consideration [Member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration
Contingent consideration [Member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	$ (21,327)	$ (23,237)	$ (21,884)